Equity Incentive Plans (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Equity Incentive Plans
Summary of the stock option activity

Number of
Options
Outstanding at December 31, 2022	12,571,912
Granted	—
Exercised	(124,660)
Forfeited	(3,184,956)
Outstanding at June 30, 2023	9,262,296

			Weighted
		Weighted	Average	Aggregate
		Average	Remaining	Intrinsic
	Number of	Exercise	Contractual	Value
	Options	Price	Term	(in thousands)
Outstanding at December 31, 2020	26,708,329	4.03	7.06	143,338
Granted	8,101,866	12.98
Exercised	(8,911,435)	2.46
Forfeited	(9,655,228)	6.12
Outstanding at December 31, 2021	16,243,532	8.11	7.63	24,398
Granted	869,778	4.37
Exercised	(1,081,213)	2.76
Forfeited	(3,460,185)	10.43
Outstanding at December 31, 2022	12,571,912	7.67	5.62	1,342
Options exercisable at December 31, 2021	7,399,460	4.34	5.88	21,300
Options exercisable at December 31, 2022	9,478,419	7.06	4.75	1,263
Vested and expected to vest at December 31, 2021	12,943,351	7.30	7.26	23,242
Vested and expected to vest at December 31, 2022	11,341,764	7.47	5.33	1,310

Summary of additional information about stock option activity

	2022	2021	2020
Cash proceeds from the exercise of stock options (in millions)	$3.0	$21.7	$2.0
Total intrinsic value of stock options exercised (in millions)	3.6	80.9	3.6
Weighted average grant date fair value of options granted	2.79	6.47	3.27

Schedule of assumptions used to value option grants to employees and non-employees

	2022	2021	2020
Risk-free interest rate	1.7% – 3.0%	0.6% – 1.4%	0.4% – 1.7%
Expected dividend yield	0%	0%	0%
Expected term	5.8 years – 6.5 years	5.5 years – 6.2 years	5.9 years – 6.3 years
Expected volatility	70% – 73%	51% – 63%	50%

2020
Risk-free interest rate	0.4% – 1.7%
Expected dividend yield	0%
Expected term	1.1 years – 6.1 years
Expected volatility	50%

Summary of the restricted stock unit activity

Number of
RSUs
Outstanding at December 31, 2022	9,961,291
Granted	14,183,655
Vested	(3,973,763)
Forfeited	(2,432,598)
Outstanding at June 30, 2023	17,738,585

		Weighted
	Number of	Average
	Restricted	Grant Date
	Stock Units	Fair Value
Outstanding at December 31, 2020	1,894,897	9.40
Granted	3,375,079	14.77
Vested	(1,018,828)	9.40
Forfeited	(292,323)	12.77
Outstanding at December 31, 2021	3,958,825	13.73
Granted	12,076,285	3.98
Vested	(2,947,832)	11.80
Forfeited	(3,125,987)	6.85
Outstanding at December 31, 2022	9,961,291	4.55

Schedule of stock-based compensation expense

The following table summarizes the Company’s stock-based compensation expense (in thousands):

	Three months ended June 30,		Six months ended June 30,
	2023	2022	2023	2022
Cost of revenue – software and other services	$4	$33	$15	$42
Research and development	3,193	3,595	5,376	6,374
Sales and marketing	1,316	2,128	1,937	3,899
General and administrative	5,411	3,529	6,781	7,700
Total stock-based compensation expense	$9,924	$9,285	$14,109	$18,015

	Year ended December 31,
	2022	2021	2020
Cost of revenue – software and other services	$88	$21	$15
Research and development	12,746	9,060	4,551
Sales and marketing	5,974	8,074	2,591
General and administrative	23,723	30,643	3,847
Total stock-based compensation expense	$42,531	$47,798	$11,004